Transactions with associates companies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related parties [member]
Disclosure Of Transactions with associates companies [Line Items]
Amounts receivable, related party transactions	$ 19,000	$ 47,000
Minera Yanacocha S.R.L. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Royalty percentage	3